Accounts receivable (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	19,621
Provisional price	101
Variation	10.00%
Effect on revenue	$ 198
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	69
Provisional price	8,479
Variation	10.00%
Effect on revenue	$ 58